DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Sep. 30, 2017
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]
Results of discontinued operations are summarized as follows:

	Year ended September 30,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Revenues	376,250	334,770	235,823	35,532
Cost of revenues	(264,039)	(259,253)	(172,180)	(25,943)
Gross profit	112,211	75,517	63,643	9,589
Operating expenses
Selling and marketing	(39,987)	(38,079)	(21,149)	(3,187)
General and administrative	(26,576)	(30,373)	(17,602)	(2,652)
Research and development	(2,599)	(2,760)	(659)	(99)
Other income (expense), net	8,586	(1,301)	360	54
Total operating expenses, net	(60,576)	(72,513)	(39,050)	(5,884)

Income from discontinued operations	51,635	3,004	24,593	3,705

Interest expense	(8,067)	(6,644)	(5,480)	(826)
Interest income	119	93	34	5
Impairment on plant and equipment and inventories	-	-	(44,706)	(6,736)
Income (loss) before income taxes from discontinued operations	43,687	(3,547)	(25,559)	(3,852)

Income tax (expense) benefits from discontinued operations
Current	(1,295)	(1,436)	(1,281)	(193)
Deferred	-	-	-	-
Income tax (expenses) benefit from discontinued operations	(1,295)	(1,436)	(1,281)	(193)

Loss on disposal of commercial seed business	-	-	(3,282)	(495)
Net income (loss) from discontinued operations	42,392	(4,983)	(30,122)	(4,540)
Less: Net income (loss) attributable to non-controlling interests	(916)	(480)	821	124
Net income (loss) from discontinued operations attributable to Origin Agritech Ltd.	43,308	(4,503)	(30,943)	(4,664)

Assets and liabilities from discontinued operations are summarized as follows:

	September 30,
	2016	2017	2017
	RMB	RMB	US$
Assets of discontinued operations
Cash and cash equivalents	50,934	-	-
Accounts receivable	491	24	4
Advances to suppliers	2,778	-	-
Advances to growers	21,672	-	-
Inventories	367,462	22,003	3,315
Income tax recoverable	48	-	-
Other current assets	3,064	-	-
Current assets of discontinued operations	446,449	22,027	3,319

Land use rights, net	16,341	5,258	793
Plant and equipment, net	161,690	32,484	4,894
Goodwill	11,973	-	-
Acquired intangible assets, net	3,038	-	-
Other assets	727	-	-
Non-current assets of discontinued operations	193,769	37,742	5,687

Total assets of discontinued operations	640,218	59,769	9,006

Liabilities of discontinued operations
Short-term borrowings	85,000	-	-
Accounts payable	3,083	-	-
Due to growers	19,926	6,535	985
Due to related parties	91,304	22,640	3,411
Advances from customers	208,844	1,866	281
Deferred revenues	7,008	-	-
Other payables and accrued expenses	13,994	-	-
Current liabilities of discontinued operations	429,159	31,041	4,677
Other long-term liability	8,080	-	-
Non-current liabilities of discontinued operations	8,080	-	-

Total liabilities of discontinued operations	437,239	31,041	4,677

The Company has combined cash flows from discontinued operations with cash flows from continuing operations within the operating, investing and financing categories within the consolidated statement of cash flows. Cash and non-cash items for certain operating and investing activities related to discontinued operations for the years ended September 30, 2015, 2016 and 2017 are as follows:

	Year Ended September 30
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Depreciation and amortization	14,195	13,878	12,483	670
Asset impairment	56,411	26,941	44,706	6,736
Capital expenditures	3,334	2,510	-	-

Related party transactions that are reported in discontinued operations are as follows:

(1)	Due to related parties

	September 30,
	2016	2017
	RMB	RMB

Beijing Shihui (i)	91,304	22,640

	91,304	22,640

Note (i): The balance as of September 30, 2016 and 2017 represented the advance from Beijing Shihui for its seed sales.

(2)	Sales to related parties

	Year ended September 30,
	2015	2016	2017
	RMB	RMB	RMB

Beijing Shihui	40,586	102,234	183,487